RELATED PARTY TRANSACTIONS (Details Narrative)		1 Months Ended			3 Months Ended		12 Months Ended
	May 01, 2022 USD ($)	May 31, 2022	Feb. 29, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Feb. 29, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Short-Term Debt [Line Items]
Repayment of short term loan							$ 23,600	$ 30,000
Repayment of debt					$ 38,291		34,709	$ 47,546	79,000
Employee Agreement [Member]
Short-Term Debt [Line Items]
Management fees							220,834		149,806
Director [Member]
Short-Term Debt [Line Items]
Due from related parties									1,321
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Due from affiliates									131
Chief Executive Officer [Member] | Employee Agreement [Member]
Short-Term Debt [Line Items]
Annual base salary					$ 250,000		$ 250,000
Description of officer annual bonus					The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary		The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary	The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary
Chief Financial Officer [Member] | Employee Agreement [Member]
Short-Term Debt [Line Items]
Annual base salary	$ 50,000
Description of officer annual bonus	The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary.	The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary
Salary							$ 20,835
Convertible Debentures [Member] | Director [Member]
Short-Term Debt [Line Items]
Convertible debt				$ 76,000								$ 100,000
Debt interest rate				12.00%								12.00%
Maturity date description				maturity date of September 30, 2021
Repayment of short term loan										$ 100,000
Accrued interest							13,090		4,026
Convertible Debentures [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Convertible debt			$ 76,000								$ 100,000
Debt interest rate			12.00%								12.00%
Maturity date description			maturity date of February 20, 2022.
Accrued interest							$ 9,360		9,480
Due from related parties									$ 15,176